Analysis of performance by segment - Other investment return (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of operating segments
Realised gains (losses) on available-for-sale securities, previously recognised in other comprehensive income	£ 11	£ (26)	£ 270
Realised (losses) gains on loans	(4)	9	91
Dividends	2,362	2,654	2,283
Other investment income	1,782	1,558	781
Other investment return	(16,455)	35,692	24,864
Realized gains and losses on investments recognised in the income statement	8,200	5,700	(1,600)
Securities
Analysis of operating segments
Realised and unrealised (losses) gains on investments at fair value through profit or loss	(19,665)	33,121	28,489
Derivatives
Analysis of operating segments
Realised and unrealised (losses) gains on investments at fair value through profit or loss	£ (941)	£ (1,624)	£ (7,050)